Investment Objectives and Goals - REX Drone ETF	Oct. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	REX Drone ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the VettaFi Drone IndexSM (the “Index”).